EUPAC Fund®
Investment portfolio
June 30, 2025
unaudited

Common stocks 94.20% Financials 20.96%	Shares	Value (000)
UniCredit SpA	30,969,041	$2,076,076
Banco Bilbao Vizcaya Argentaria SA	117,752,180	1,810,809
3i Group PLC	28,671,389	1,621,458
Standard Chartered PLC	84,380,048	1,397,999
AIA Group, Ltd.	105,908,995	949,814
NatWest Group PLC	124,596,293	874,633
Deutsche Bank AG	29,118,041	863,321
Brookfield Corp., Class A	12,877,643	796,482
ICICI Bank, Ltd.	40,942,971	690,244
ICICI Bank, Ltd. (ADR)	2,928,939	98,530
UBS Group AG	22,296,550	754,505
KB Financial Group, Inc.	8,911,088	732,246
ING Groep NV	33,235,147	729,196
Adyen NV (a)	395,298	725,655
Kotak Mahindra Bank, Ltd.	28,717,464	724,466
Nu Holdings, Ltd., Class A (a)	49,820,351	683,535
Commerzbank AG, non-registered shares	20,359,554	642,252
AXA SA (b)	12,783,272	627,469
Resona Holdings, Inc.	66,871,108	618,536
Skandinaviska Enskilda Banken AB, Class A	34,859,204	608,320
Munchener Ruckversicherungs-Gesellschaft AG	866,797	562,187
Aon PLC, Class A	1,529,266	545,581
HDFC Bank, Ltd.	21,746,084	507,518
Banco Santander SA	52,268,246	432,648
FinecoBank SpA	16,992,641	377,010
Ping An Insurance (Group) Company of China, Ltd., Class H	58,525,334	371,657
Deutsche Boerse AG	1,078,030	351,626
Mizuho Financial Group, Inc.	11,331,338	314,198
Intermediate Capital Group PLC	11,471,067	303,578
Erste Group Bank AG	3,466,889	295,260
London Stock Exchange Group PLC	1,943,481	283,712
Hana Financial Group, Inc.	4,433,664	283,510
CVC Capital Partners PLC	13,635,731	279,161
Wise PLC, Class A (a)	19,144,196	273,294
Grupo Financiero Banorte, SAB de CV, Series O	29,648,265	271,005
Societe Generale	4,664,872	266,782
Aviva PLC	30,923,914	262,836
Bank Central Asia Tbk PT	488,914,300	261,246
MS&AD Insurance Group Holdings, Inc.	10,586,900	237,462
Danske Bank AS	5,530,092	225,526
State Bank of India	23,418,933	224,017
Intact Financial Corp.	939,435	218,448
BNP Paribas SA (b)	2,350,789	211,339
China Merchants Bank Co., Ltd., Class A	31,016,659	198,900
Banco Comercial Portugues, SA	211,977,000	164,951
Bridgepoint Group PLC	38,245,717	163,164
EUPAC Fund — Page 1 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
CaixaBank SA, non-registered shares	18,486,164	$160,139
HSBC Holdings PLC (GBP denominated)	12,710,509	153,848
Bank Mandiri (Persero) Tbk PT	494,737,300	148,711
Tokio Marine Holdings, Inc.	3,455,575	146,641
EXOR NV	1,397,760	140,940
Edenred SA	4,061,918	125,791
Saudi National Bank (The)	11,207,484	107,936
Barclays PLC	23,051,419	106,727
Eurobank Ergasias Services and Holdings SA	30,394,193	104,401
DBS Group Holdings, Ltd.	2,812,487	99,338
Macquarie Group, Ltd.	642,673	96,747
People’s Insurance Company (Group) of China, Ltd. (The), Class H	124,483,000	94,671
Allianz SE	231,509	93,838
Cholamandalam Investment and Finance Co., Ltd.	4,722,315	89,645
PB Fintech, Ltd. (a)	3,702,629	78,746
Woori Financial Group, Inc.	4,224,890	70,279
Hong Kong Exchanges and Clearing, Ltd.	1,168,900	62,362
Swiss Re AG	340,945	58,933
Japan Post Bank Co., Ltd.	5,284,900	57,068
Hiscox, Ltd.	3,305,966	56,951
Checkout Payments Group, Ltd., Class B (c)(d)	479,280	44,266
Sampo OYJ, Class A	3,729,409	40,109
Canadian Imperial Bank of Commerce (b)	490,510	34,817
Euronext NV	187,789	32,097
Emirates NBD Bank PJSC	4,057,661	25,190
Shinhan Financial Group Co., Ltd.	532,556	24,229
Saudi Awwal Bank SJSC, non-registered shares	2,683,064	24,109
Sberbank of Russia PJSC (c)	48,140,292	— (e)
		28,190,691
Industrials 17.16%
Airbus SE, non-registered shares	14,469,178	3,021,214
Safran SA	4,654,462	1,512,683
Siemens AG	5,491,640	1,407,951
Rolls-Royce Holdings PLC	104,722,835	1,390,904
MTU Aero Engines AG (b)(f)	2,317,712	1,029,812
International Consolidated Airlines Group SA (CDI)	164,646,510	771,119
Recruit Holdings Co., Ltd.	12,999,587	770,470
DSV A/S	3,206,229	770,457
BAE Systems PLC	27,704,703	717,414
ABB, Ltd.	11,793,743	703,210
Hitachi, Ltd.	22,886,500	668,294
Kingspan Group PLC	5,696,354	484,463
Melrose Industries PLC (f)	66,216,502	482,455
Techtronic Industries Co., Ltd.	39,800,379	437,553
Rheinmetall AG, non-registered shares	205,736	435,497
Volvo AB, Class B	15,364,823	431,019
Deutsche Post AG	8,896,872	410,924
Leonardo SpA	7,257,903	408,493
Daikin Industries, Ltd.	3,018,054	356,810
Trane Technologies PLC	760,742	332,756
Compagnie de Saint-Gobain SA, non-registered shares	2,740,681	321,676
Shenzhen Inovance Technology Co., Ltd., Class A	34,843,909	313,987
Ashtead Group PLC	4,864,592	311,767
Wolters Kluwer NV	1,843,261	308,212
EUPAC Fund — Page 2 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC	5,603,176	$302,803
Bombardier, Inc., Class B (a)	3,122,970	272,083
Rentokil Initial PLC	55,018,102	265,908
Deutsche Lufthansa AG (b)	28,753,968	243,192
Schneider Electric SE (b)	909,993	242,041
SMC Corp.	669,600	241,978
Mitsubishi Heavy Industries, Ltd.	9,511,400	238,437
Experian PLC	4,532,354	233,424
ASSA ABLOY AB, Class B	6,813,934	212,609
Rumo SA	58,761,617	200,411
Larsen & Toubro, Ltd.	4,682,370	200,366
SGH, Ltd.	4,988,610	177,526
Epiroc AB, Class A (b)	4,401,172	95,551
Epiroc AB, Class B	2,851,314	54,550
Komatsu, Ltd.	4,464,800	146,868
Localiza Rent a Car SA, ordinary nominative shares	19,029,223	141,920
Lifco AB, Class B	3,332,894	134,853
Saab AB, Class B	2,389,490	133,253
AtkinsRealis Group, Inc.	1,824,452	127,963
Ryanair Holdings PLC (ADR)	2,178,783	125,650
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	5,269,000	120,947
Canadian National Railway Co. (CAD denominated)	1,144,707	119,275
Bunzl PLC	3,641,183	115,955
Mitsui & Co., Ltd.	5,536,500	113,302
SPIE SA	1,884,338	105,878
ITOCHU Corp.	1,975,665	103,664
Randstad NV, non-registered shares	2,221,674	102,587
Ferguson Enterprises, Inc.	438,755	95,539
Babcock International Group PLC	6,007,880	94,672
Marubeni Corp.	4,159,391	84,138
FANUC Corp.	2,636,000	72,121
IHI Corp.	601,417	65,318
Grab Holdings, Ltd., Class A (a)	9,972,271	50,161
Singapore Technologies Engineering, Ltd.	8,138,900	49,864
Mitsubishi Corp.	2,132,400	42,765
Kawasaki Heavy Industries, Ltd. (b)	408,300	30,905
Contemporary Amperex Technology Co., Ltd., Class A	869,660	30,611
Brambles, Ltd.	1,953,924	30,118
Thales SA	85,672	25,189
InPost SA (a)	1,001,048	16,626
Vestas Wind Systems AS	716,693	10,752
		23,070,913
Information technology 15.27%
Taiwan Semiconductor Manufacturing Co., Ltd.	185,217,918	6,720,902
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,861,684	421,653
SAP SE	9,210,265	2,800,729
SK hynix, Inc.	7,786,476	1,684,685
ASML Holding NV	1,985,640	1,584,896
NEC Corp.	49,719,805	1,456,671
Tokyo Electron, Ltd.	5,959,183	1,145,448
Sage Group PLC (The) (f)	53,935,913	925,809
Shopify, Inc., Class A, subordinate voting shares (a)	7,670,296	884,769
Keyence Corp.	1,032,174	414,575
Fujitsu, Ltd.	14,925,690	364,319
EUPAC Fund — Page 3 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Capgemini SE (b)	2,116,299	$361,594
Constellation Software, Inc.	85,619	313,944
Samsung Electronics Co., Ltd.	3,656,622	162,023
OBIC Co., Ltd.	3,925,700	152,961
ASM International NV	212,190	135,822
Nemetschek SE	877,294	127,109
Dassault Systemes SE	3,444,539	124,687
STMicroelectronics NV	3,982,774	121,674
Infineon Technologies AG	2,430,962	103,417
Baidu, Inc., Class A (a)	8,229,500	87,485
Advantech Co., Ltd.	7,024,000	81,753
Halma PLC	1,796,824	78,925
TDK Corp.	5,813,800	68,451
Tata Consultancy Services, Ltd.	1,552,494	62,672
Canva, Inc. (a)(c)(d)	37,779	48,357
Renesas Electronics Corp.	2,561,900	31,827
Globant SA (a)	291,899	26,516
Nomura Research Institute, Ltd.	497,400	19,975
Elite Material Co., Ltd. (a)	595,969	17,994
		20,531,642
Consumer discretionary 10.87%
MercadoLibre, Inc. (a)	772,246	2,018,365
Flutter Entertainment PLC (a)	5,736,244	1,639,189
Amadeus IT Group SA, Class A, non-registered shares	10,017,521	843,474
Trip.com Group, Ltd.	10,797,906	627,245
Trip.com Group, Ltd. (ADR)	2,055,469	120,533
Compagnie Financiere Richemont SA, Class A	3,273,878	616,650
Sony Group Corp.	22,186,600	574,675
InterContinental Hotels Group PLC	4,610,837	525,566
Midea Group Co., Ltd., Class A	50,453,573	508,373
adidas AG	1,972,136	459,853
LVMH Moet Hennessy-Louis Vuitton SE	816,816	427,780
Maruti Suzuki India, Ltd.	2,863,011	413,962
BYD Co., Ltd., Class H	23,208,500	362,173
BYD Co., Ltd., Class A	831,909	38,535
Ferrari NV (EUR denominated)	733,861	359,698
Booking Holdings, Inc.	60,295	349,062
Industria de Diseno Textil SA	6,511,862	338,889
Dollarama, Inc.	2,351,962	331,390
Suzuki Motor Corp.	26,938,100	326,052
Compass Group PLC	8,569,555	290,193
Ryohin Keikaku Co., Ltd.	5,894,200	283,444
PDD Holdings, Inc. (ADR) (a)	2,346,689	245,605
Alibaba Group Holding, Ltd.	17,198,200	240,557
Barratt Redrow PLC	37,752,666	236,253
Hyundai Motor Co.	1,463,825	220,724
NEXT PLC	1,116,952	190,728
Titan Co., Ltd.	4,185,820	180,113
Aristocrat Leisure, Ltd.	4,186,815	179,579
Mercedes-Benz Group AG	2,850,689	166,858
TVS Motor Co., Ltd.	4,872,835	165,799
Meituan, Class B (a)	9,746,500	155,573
Mahindra & Mahindra, Ltd.	3,878,509	143,961
D’Ieteren Group	654,852	140,700
EUPAC Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
H World Group, Ltd. (ADR)	2,704,029	$91,720
H World Group, Ltd.	3,528,400	11,934
Hermes International (b)	37,334	101,105
Moncler SpA	1,764,151	100,558
Coupang, Inc., Class A (a)	3,349,509	100,351
Carnival PLC (a)	3,840,897	96,429
Galaxy Entertainment Group, Ltd.	17,056,000	75,720
ASICS Corp.	2,712,900	69,327
Nitori Holdings Co., Ltd.	704,300	68,080
Stellantis NV	5,026,217	50,379
Shimano, Inc. (b)	299,200	43,434
ANTA Sports Products, Ltd.	3,086,900	37,161
B&M European Value Retail SA	9,007,882	33,558
Metaplanet, Inc. (a)(b)	1,062,900	12,179
		14,613,486
Health care 7.71%
Novo Nordisk AS, Class B	42,333,669	2,938,209
EssilorLuxottica SA	6,499,498	1,783,102
Daiichi Sankyo Co., Ltd.	49,466,424	1,155,894
AstraZeneca PLC	7,846,681	1,090,000
Argenx SE (ADR) (a)	1,116,241	615,294
Argenx SE, non-registered shares (a)	151,004	83,566
Sanofi	6,123,419	592,987
Fresenius SE & Co. KGaA	6,189,932	311,198
Sonova Holding AG	884,006	263,380
Innovent Biologics, Inc. (a)	20,237,500	202,119
Chugai Pharmaceutical Co., Ltd.	3,276,300	171,203
Zealand Pharma AS (a)	2,937,851	164,524
BeOne Medicines, Ltd. (ADR) (a)	647,056	156,633
Eurofins Scientific SE, non-registered shares (b)	1,815,105	129,227
Roche Holding AG, nonvoting non-registered shares	318,883	103,849
Haleon PLC	16,930,795	87,011
Sandoz Group AG	1,478,109	80,887
Alcon, Inc.	908,297	80,361
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	9,390,600	64,359
BioNTech SE (ADR) (a)(b)	478,902	50,989
Ambu AS, Class B, non-registered shares	2,804,881	44,019
bioMerieux SA	267,177	36,948
GSK PLC	1,681,485	32,082
Koninklijke Philips NV (b)	1,299,548	31,244
QIAGEN NV (b)	574,383	27,605
Asahi Intecc Co., Ltd.	1,531,100	24,279
HOYA Corp.	202,500	24,123
ICON PLC (a)	74,906	10,895
Bachem Holding AG (b)	132,858	9,712
		10,365,699
Materials 6.50%
Heidelberg Materials AG, non-registered shares	5,111,910	1,201,003
First Quantum Minerals, Ltd. (a)(f)	50,418,777	895,634
Linde PLC	1,888,824	886,198
Vale SA, ordinary nominative shares	36,133,541	350,156
Vale SA (ADR), ordinary nominative shares	28,880,179	280,426
Barrick Mining Corp. (CAD denominated)	20,136,099	419,209
EUPAC Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Barrick Mining Corp.	7,916,161	$164,815
Grupo Mexico, SAB de CV, Series B	86,211,620	522,199
Ivanhoe Mines, Ltd., Class A (a)(f)	43,174,113	324,341
Ivanhoe Mines, Ltd., Class A (a)(d)(f)	25,725,343	193,259
Lundin Mining Corp. (f)	43,410,010	456,494
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	3,565,035	424,741
Shin-Etsu Chemical Co., Ltd.	12,240,793	405,632
Glencore PLC	99,439,728	387,102
BASF SE	5,789,650	285,482
Rio Tinto PLC	4,631,608	269,879
CRH PLC	2,520,558	231,387
Nutrien, Ltd. (CAD denominated) (b)	2,920,745	170,194
Air Liquide SA (b)	810,861	167,286
Valterra Platinum, Ltd. (GBP denominated) (a)	2,366,808	103,962
Nitto Denko Corp.	4,900,856	95,002
Nippon Sanso Holdings Corp.	2,334,224	88,552
Sika AG	288,694	78,373
Antofagasta PLC	2,773,875	68,898
Saudi Basic Industries Corp. non-registered shares	4,720,360	68,782
Smurfit Westrock PLC	1,332,556	57,500
Anhui Conch Cement Co., Ltd., Class H	16,357,500	41,592
Anglo American PLC	1,360,000	40,136
Akzo Nobel NV	475,025	33,238
DSM-Firmenich AG	195,347	20,770
Wheaton Precious Metals Corp.	85,008	7,634
Fresnillo PLC	201,063	3,974
		8,743,850
Consumer staples 5.51%
Nestle SA	14,253,257	1,416,074
British American Tobacco PLC	21,103,806	1,003,167
Philip Morris International, Inc.	4,772,995	869,306
Ajinomoto Co., Inc.	26,675,429	724,102
Imperial Brands PLC	15,213,618	600,803
L’Oreal SA, non-registered shares	1,105,807	472,969
Kweichow Moutai Co., Ltd., Class A	2,347,228	461,721
Anheuser-Busch InBev SA/NV	6,296,135	431,939
Danone SA	5,091,534	415,992
Pernod Ricard SA	2,424,076	241,570
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	10,763	181,090
Carlsberg A/S, Class B	1,172,214	166,086
JBS NV (BDR) (a)	9,944,540	143,153
KT&G Corp.	1,006,495	95,235
Uni-Charm Corp.	12,429,345	89,807
Avenue Supermarts, Ltd. (a)	1,109,665	56,574
Seven & i Holdings Co., Ltd.	2,621,800	42,293
Suntory Beverage & Food, Ltd.	109,395	3,502
		7,415,383
Communication services 5.47%
Tencent Holdings, Ltd.	18,433,551	1,181,164
SoftBank Group Corp.	12,158,200	887,771
Bharti Airtel, Ltd.	33,227,397	778,612
Nintendo Co., Ltd.	7,808,900	752,665
Deutsche Telekom AG	17,106,806	624,075
EUPAC Fund — Page 6 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Spotify Technology SA (a)	777,762	$596,808
NetEase, Inc.	21,122,643	567,759
Publicis Groupe SA	3,638,000	410,025
Capcom Co., Ltd.	6,746,500	231,107
Orange	14,559,075	221,491
Kanzhun, Ltd., Class A (ADR) (a)	11,687,683	208,508
Sea, Ltd., Class A (ADR) (a)	1,031,244	164,937
MTN Group, Ltd.	18,469,142	146,929
Universal Music Group NV	4,227,652	136,849
HYBE Co., Ltd.	462,400	105,870
Swisscom AG (a)	145,250	102,972
BT Group PLC	36,469,533	96,991
America Movil, SAB de CV, Class B (ADR)	4,018,799	72,097
Advanced Info Service PCL, foreign registered shares	5,692,200	48,765
Springer Nature AG & Co. KGaA, non-registered shares	697,753	15,337
		7,350,732
Energy 3.17%
Reliance Industries, Ltd.	85,456,406	1,495,288
Cenovus Energy, Inc. (CAD denominated)	57,378,540	780,778
Cenovus Energy, Inc.	2,883,142	39,211
Canadian Natural Resources, Ltd. (CAD denominated) (b)	24,772,291	778,597
Shell PLC (GBP denominated)	8,553,339	299,800
Shell PLC (EUR denominated)	7,396,855	261,306
TotalEnergies SE	5,982,791	367,171
Tourmaline Oil Corp.	2,336,164	112,712
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	7,277,197	91,038
Neste OYJ	3,325,930	45,133
Rosneft Oil Co. PJSC (c)	3,432,340	— (e)
		4,271,034
Utilities 1.21%
Engie SA (b)	19,721,930	462,887
RWE AG	6,641,980	277,201
Gulf Development PCL	186,147,383	222,287
E.ON SE	9,540,661	175,600
Equatorial Energia SA, ordinary nominative shares	24,001,440	158,858
SSE PLC	4,308,953	108,298
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	3,433,923	75,295
National Grid PLC	4,319,961	62,945
Iberdrola SA, non-registered shares	2,786,119	53,462
Enel SpA	3,382,285	32,096
		1,628,929
Real estate 0.37%
Vonovia SE	3,905,516	137,601
Mitsubishi Estate Co., Ltd.	5,563,900	104,435
China Resources Land, Ltd.	30,345,000	102,826
Goodman Logistics (HK), Ltd. REIT	3,449,845	77,743
Henderson Land Development Co., Ltd.	21,366,000	74,713
		497,318
Total common stocks (cost: $77,686,575,000)		126,679,677
EUPAC Fund — Page 7 of 12

unaudited
Preferred securities 0.23% Financials 0.12%	Shares	Value (000)
Itau Unibanco Holding SA, preferred nominative shares	24,269,540	$165,055
Consumer discretionary 0.10%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	2,734,708	135,103
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(c)(d)	3,308	4,234
Canva, Inc., Series A-3, noncumulative preferred shares (a)(c)(d)	133	170
Canva, Inc., Series A-4, noncumulative preferred shares (a)(c)(d)	11	14
Canva, Inc., Series A-5, noncumulative preferred shares (a)(c)(d)	9	12
		4,430
Total preferred securities (cost: $363,633,000)		304,588
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	108,820	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 6.04% Money market investments 5.98%
Capital Group Central Cash Fund 4.35% (f)(g)	80,403,855	8,040,386
Money market investments purchased with collateral from securities on loan 0.06%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (g)(h)	10,900,000	10,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (g)(h)	10,100,000	10,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (g)(h)	10,100,000	10,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (g)(h)	10,100,000	10,100
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (g)(h)	9,300,000	9,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (g)(h)	7,800,000	7,800
Capital Group Central Cash Fund 4.35% (f)(g)(h)	77,566	7,757
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(h)	7,385,533	7,385
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (g)(h)	4,600,000	4,600
		78,042
Total short-term securities (cost: $8,118,297,000)		8,118,428
Total investment securities 100.47% (cost: $86,168,505,000)		135,102,693
Other assets less liabilities (0.47)%		(625,981)
Net assets 100.00%		$134,476,712
EUPAC Fund — Page 8 of 12

unaudited
Investments in affiliates (f)

	Value at 4/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 3.20%
Industrials 1.12%
MTU Aero Engines AG (b)	$934,719	$42,351	$194,791	$74,793	$172,740	$1,029,812	$6,665
Melrose Industries PLC	641,302	—	233,552	(64,602)	139,307	482,455	—
						1,512,267
Information technology 0.69%
Sage Group PLC (The)	789,844	60,868	2,916	810	77,203	925,809	5,072
Materials 1.39%
First Quantum Minerals, Ltd. (a)	636,990	44,335	2,625	2,202	214,732	895,634	—
Ivanhoe Mines, Ltd., Class A (a)	367,914	—	1,178	141	(42,536)	324,341	—
Ivanhoe Mines, Ltd., Class A (a)(d)	218,452	—	—	—	(25,193)	193,259	—
Lundin Mining Corp.	388,894	—	47,323	(3,642)	118,565	456,494	961
						1,869,728
Total common stocks						4,307,804
Short-term securities 5.99%
Money market investments 5.98%
Capital Group Central Cash Fund 4.35% (g)	4,925,264	7,487,646	4,372,390	(295)	161	8,040,386	76,126
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.35% (g)(h)	20,412		12,655 (i)			7,757	— (j)
Total short-term securities						8,048,143
Total 9.19%				$9,407	$654,979	$12,355,947	$88,824
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)(f)	12/18/2023	$230,721	$193,259	0.15%
Canva, Inc. (a)(c)	8/26/2021-11/4/2021	64,403	48,357	0.04
Canva, Inc., Series A, noncumulative preferred shares (a)(c)	11/4/2021	5,639	4,234	0.00 (k)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	227	170	0.00 (k)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	19	14	0.00 (k)
Canva, Inc., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	15	12	0.00 (k)
Checkout Payments Group, Ltd., Class B (c)	1/11/2022	148,840	44,266	0.03
Total		$449,864	$290,312	0.22%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $307,023,000, which represented 0.23% of the net assets of the fund.
(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $290,312,000, which represented 0.22% of the net assets of the fund.

(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
(k)	Amount less than 0.01%.
EUPAC Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
EUPAC Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$28,146,425	$—	$44,266	$28,190,691
Industrials	23,070,913	—	—	23,070,913
Information technology	20,483,285	—	48,357	20,531,642
Consumer discretionary	14,613,486	—	—	14,613,486
Health care	10,365,699	—	—	10,365,699
Materials	8,743,850	—	—	8,743,850
Consumer staples	7,415,383	—	—	7,415,383
Communication services	7,350,732	—	—	7,350,732
Energy	4,271,034	—	— *	4,271,034
Utilities	1,628,929	—	—	1,628,929
Real estate	497,318	—	—	497,318
Preferred securities	300,158	—	4,430	304,588
Rights & warrants	—	—	— *	— *
Short-term securities	8,118,428	—	—	8,118,428
Total	$135,005,640	$—	$97,053	$135,102,693
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
EUPAC Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-016-0825
EUPAC Fund — Page 12 of 12